SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Equity Award Activity
A summary of the equity award activity under the 1999 Plan, 2010 Plan and 2015 Plan for the year ended December 31, 2018 was stated below:

Options Granted to Employees and Directors	Number of Shares	Weighted- Average per Share Exercise Price	Weighted- Average Grant-date Fair Value per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, December 31, 2017	7,241,667	11.93	5.51	5.01	US$	136,242
Granted (new options)	518,175	4.77	5.33	-
Granted (replacement options)	252,500	5.00	4.20
Forfeited	(312,156)	21.17	8.55	-
Expired	(1,125,301)	11.27	5.22	-
Exercised	(288,331)	10.31	4.33	-
Replaced	(252,500)	5.00	3.75
Outstanding, December 31, 2018	6,034,054	10.92	4.57	4.50	US$	5,919
Vested and expected to vest at December 31, 2018	6,034,054	10.92	4.57	4.50	US$	5,919
Exercisable at December 31, 2018	5,160,774	9.55	3.97	3.98	US$	5,919

Assumptions Used to Estimate Fair Value
The assumptions used to estimate the fair values of the share options granted were as follows:

For the Years Ended December 31,
2018

Risk-free interest rate	2.19 % to 2.54%
Dividend yield	nil
Expected volatility range	48.22% to 49.24%
Weighted average expected life	0.01 to 5.50 years
Estimated forfeiture rate	-
Fair value of ordinary share	US$ 6.00 to US$ 27.90

Share - Based Compensation Expense
Total share-based compensation expense of share-based awards granted to employees and directors was as follows:

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$

Cost of revenues	443	364	506
Selling expenses	512	479	405
General and administrative expenses	5,597	6,375	13,171

	6,552	7,218	14,082

Restricted Stock [Member]
Summary of Equity Award Activity
A summary of the restricted shares for the year ended December 31, 2018 was stated below:

Restricted Shares Granted to Employees and Directors	Number of Shares	Weighted- Average Grant date Fair Value per Share

Outstanding, December 31, 2017	1,604,768	17.55
Granted	19,500	25.05
Forfeited	(201,439)	17.91
Vested	(356,194)	17.55
Unvested, December 31, 2018	1,066,635	17.62